UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                      Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:           March 31, 2010
                                              ----------------------------

Check here if Amendment [     ];     Amendment Number:
                                                         -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [ X ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Greenwich Wealth Management, LLC
Address:      45 East Putnam Avenue Suite 115
              Greenwich, CT 06830

Form 13F File Number:         28-13145
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:                         Michael Freeburg
Title:                        Principal
Phone:                        (203) 618-0100

Signature, Place, and Date of Signing:

/s/ Michael Freeburg                          Greenwich, CT       April 29, 2010
--------------------                          -------------       -------------
   [Signature]                                [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE                         Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0
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Form 13F Information Table Entry Total:           83
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Form 13F Information Table Value Total:         1226246
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                                              (thousands)




List of Other Included Managers:

{None}

                                                           VALUE  SHARES/    SH/PUINVST  OT    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x$1000) PRN AMT    PRNCADSCRE MAN SOLE     SHANONE
-------------------------------------------------------  -------- -------- - ----------------------  ---------
ALCOA INC                     COM             013817101       2136   150000  SH   SOLE N/A    150,000  0  0
AMARIN CORP PLC               SPON ADR NEW    023111206         15    10000  SH   SOLE N/A     10,000  0  0
AMERICA MOVIL SAB DE CV       SPON ADR L SHS  02364W105      12585   250000  SH   SOLE N/A    250,000  0  0
AMERICREDIT CORP              COM             03060R101       1043    43900  SH   SOLE N/A     43,900  0  0
APPLIED MATLS INC             COM             038222105       1396   103680  SH   SOLE N/A    103,680  0  0
BLACKSTONE GROUP L P          COM UNIT LTD    09253U108       4901   350042  SH   SOLE N/A    350,042  0  0
BP PLC                        SPONSORED ADR   055622104       8570   150160  SH   SOLE N/A    150,160  0  0
CENOVUS ENERGY INC            COM             15135U109       7863   300000  SH   SOLE N/A    300,000  0  0
CIGNA CORP                    COM             125509109       7316   200000  SH   SOLE N/A    200,000  0  0
CISCO SYS INC                 COM             17275R102      11431   439154  SH   SOLE N/A    439,154  0  0
CITIGROUP INC                 COM             172967101        134    33200  SH   SOLE N/A     33,200  0  0
COVENTRY HEALTH CARE INC      COM             222862104       5562   225000  SH   SOLE N/A    225,000  0  0
DIAMOND OFFSHORE DRILLING IN  COM             25271C102      20426   230000  SH   SOLE N/A    230,000  0  0
DOW CHEM CO                   COM             260543103       4447   150400  SH   SOLE N/A    150,400  0  0
EBAY INC                      COM             278642103       5012   185860  SH   SOLE N/A    185,860  0  0
ENCANA CORP                   COM             292505104       9309   300000  SH   SOLE N/A    300,000  0  0
ENDO PHARMACEUTICALS HLDGS I  COM             29264F205       7107   300000  SH   SOLE N/A    300,000  0  0
ENSCO INTL INC                COM             26874Q100       6943   155056  SH   SOLE N/A    155,056  0  0
FLEXTRONICS INTL LTD          ORD             Y2573F102       7840  1000000  SH   SOLE N/A  1,000,000  0  0
FRANKLIN RES INC              COM             354613101      16635   150000  SH   SOLE N/A    150,000  0  0
FREEPORT-MCMORAN COPPER & GO  COM             35671D857      41793   500280  SH   SOLE N/A    500,280  0  0
GFI GROUP INC                 COM             361652209       1381   235700  SH   SOLE N/A    235,700  0  0
GLAXOSMITHKLINE PLC           SPONSORED ADR   37733W105       4877   126600  SH   SOLE N/A    126,600  0  0
GOLDMAN SACHS GROUP INC       COM             38141G104       1110     6503  SH   SOLE N/A      6,503  0  0
GOOGLE INC                    CL A            38259P508       2895     5104  SH   SOLE N/A      5,104  0  0
GROUP 1 AUTOMOTIVE INC        COM             398905109      14592   458000  SH   SOLE N/A    458,000  0  0
HEALTH NET INC                COM             42222G108       4974   200000  SH   SOLE N/A    200,000  0  0
HOME DEPOT INC                COM             437076102       9711   300190  SH   SOLE N/A    300,190  0  0
HOVNANIAN ENTERPRISES INC     CL A            442487203        133    30500  SH   SOLE N/A     30,500  0  0
HSN INC                       COM               404303109      695    23600  SH   SOLE N/A     23,600  0  0
HUMANA INC                    COM             444859102      14031   300000  SH   SOLE N/A    300,000  0  0
IAC INTERACTIVECORP           COM NEW         44919P300       1344    59000  SH   SOLE N/A     59,000  0  0
INGERSOLL-RAND COMPANY LTD    CL A            G4776G101      10461   300000  SH   SOLE N/A    300,000  0  0
INTEL CORP                    COM             458140100       9217   413500  SH   SOLE N/A    413,500  0  0
INTERACTIVE BROKERS GROUP IN  COM             45841N107       1306    80856  SH   SOLE N/A     80,856  0  0
INTERVAL LEISURE GROUP INC    COM             46113M108        344    23600  SH   SOLE N/A     23,600  0  0
INVESTMENT TECHNOLOGY GRP NE  COM             46145F105       4249   254600  SH   SOLE N/A    254,600  0  0
ISHARES TR INDEX              BARCLYS TIPS BD   464287176      526     5060  SH   SOLE N/A      5,060  0  0
JABIL CIRCUIT INC             COM             466313103       8257   510000  SH   SOLE N/A    510,000  0  0
JDS UNIPHASE CORP             COM PAR $0.001  46612J507       1878   150000  SH   SOLE N/A    150,000  0  0
JP MORGAN CHASE & CO          COM             46625H100        998    22296  SH   SOLE N/A     22,296  0  0
KNIGHT CAPITAL GROUP INC      CL A            499005106       6520   427000  SH   SOLE N/A    427,000  0  0
LEGG MASON INC                COM             524901105      12902   450000  SH   SOLE N/A    450,000  0  0
MANITOWOC INC                 COM             563571908       1950   150000  SH   SOLE N/A    150,000  0  0
MARATHON OIL CORP             COM             565849106       6331   200100  SH   SOLE N/A    200,100  0  0
MEDICIS PHARMACEUTICAL CORP   CL A NEW        584690309       7548   300000  SH   SOLE N/A    300,000  0  0
MEMC ELECTR MATLS INC         COM             552715104       7665   500000  SH   SOLE N/A    500,000  0  0
MERCK & CO INC                COM             589331107      19839   531170  SH   SOLE N/A    531,170  0  0
MICROSOFT CORP                COM             594918104      17601   600975  SH   SOLE N/A    600,975  0  0
MORGAN STANLEY                COM NEW         617446448       8793   300200  SH   SOLE N/A    300,200  0  0
NASDAQ OMX GROUP INC          COM             631103108       5280   250000  SH   SOLE N/A    250,000  0  0
NATIONAL OILWELL VARCO INC    COM             637071101      11248   277174  SH   SOLE N/A    277,174  0  0
NOBLE CORPORATION             SHS             G65422100      14637   350000  SH   SOLE N/A    350,000  0  0
NVIDIA CORP                   COM             67066G104       5220   300000  SH   SOLE N/A    300,000  0  0
NYSE EURONEXT                 COM             629491101       4782   161500  SH   SOLE N/A    161,500  0  0
OCH ZIFF CAP MGMT GROUP       CL A            67551U105       2400   150000  SH   SOLE N/A    150,000  0  0
ORACLE CORP                   COM             68389X105       8999   350000  SH   SOLE N/A    350,000  0  0
OSHKOSH CORP                  COM             688239201       9444   234100  SH   SOLE N/A    234,100  0  0
PARKER HANNIFIN CORP          COM             701094104      12948   200000  SH   SOLE N/A    200,000  0  0
PFIZER INC                    COM             717081103       6825   397970  SH   SOLE N/A    397,970  0  0
PLUM CREEK TIMBER CO INC      COM             729251108      36498   938000  SH   SOLE N/A    938,000  0  0
PRIDE INTL INC DEL            COM             74153Q102       3011   100000  SH   SOLE N/A    100,000  0  0
PROSHARES TR                  ULTSHT RUS2000  74347R834        636    30875  SH   SOLE N/A     30,875  0  0
ROWAN COS INC                 COM             779382100      11353   390000  SH   SOLE N/A    390,000  0  0
SCHWAB CHARLES CORP NEW       COM             808513105        505    27000  SH   SOLE N/A     27,000  0  0
SKYWORKS SOLUTIONS INC        COM             83088M102       3120   200000  SH   SOLE N/A    200,000  0  0
SOTHEBYS                      COM             835898107      28024   901380  SH   SOLE N/A    901,380  0  0
SPDR TR                       UNIT SER 1      78462F103        255     2178  SH   SOLE N/A      2,178  0  0
TASER INTL INC                COM             87651B104       1074   183000  SH   SOLE N/A    183,000  0  0
TD AMERITRADE HLDG CORP       COM             87236Y108        415    21795  SH   SOLE N/A     21,795  0  0
TEREX CORP NEW                COM             880779103       4542   200000  SH   SOLE N/A    200,000  0  0
TESORO CORP                   COM             881609101       5654   406100  SH   SOLE N/A    406,100  0  0
TOTAL S A                     SPONSORED ADR   89151E109       8703   150000  SH   SOLE N/A    150,000  0  0
TRANSOCEAN INC NEW            SHS             G90073100      21143   244773  SH   SOLE N/A    244,773  0  0
TUESDAY MORNING CORP          COM NEW           899035505      109    16595  SH   SOLE N/A     16,595  0  0
TYCO INTL LTD BERMUDA         SHS             G9143X208       7651   200041  SH   SOLE N/A    200,041  0  0
UBS AG                        SHS NEW         H89231338       3419   210000  SH   SOLE N/A    210,000  0  0
UNITED STATES NATL GAS FUND   UNIT              912318102      200    29000  SH   SOLE N/A     29,000  0  0
UNITEDHEALTH GROUP INC        COM             91324P102       8200   251000  SH   SOLE N/A    251,000  0  0
VALERO ENERGY CORP NEW        COM             91913Y100      10837   550100  SH   SOLE N/A    550,100  0  0
WESTERN DIGITAL CORP          COM             958102105       9748   250000  SH   SOLE N/A    250,000  0  0
YAHOO INC                     COM             984332106       1653   100000  SH   SOLE N/A    100,000  0  0